The Blue and White Fund
                          Supplement to the Prospectus
                             Dated November 1, 2002



Effective immediately, Blue and White Investment Management LLC, the Fund's Adviser, has moved temporarily to:

 8383 Wilshire Boulevard, Suite 1010
 Beverly Hills, CA  90211


Effective August 1, 2003, the Adviser's permanent address will be:

Blue and White Investment Management LLC
8383 Wilshire Boulevard, Suite 100
Beverly Hills, CA  90211

The Adviser's telephone and fax numbers remain the same.